BNY Mellon Fund Trust (the "Registrant")

BNY Mellon Mid Cap Multi-Strategy Fund (the "Fund")

(Class M and Investor Shares)

Incorporated herein by reference is the supplement to the Fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on October 12, 2017 (SEC Accession No. 0001111565-17-000117).